EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
SCHEDULE OF FUNDED STATUS OF END-OF-SERVICE INDEMNITIES EMPLOYEES RECEIVE UNDER ONE OF FIVE BENEFIT STRUCTURES

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2023, and 2022 (in thousands):

	December 31, 2023		December 31, 2022
Change in benefit obligations
Benefit obligations at the beginning of the year	$28,314		$27,410
Actuarial (gain) / loss	1,344		(1,128)
Service cost	4,979		4,876
Interest cost	1,522		675
Benefits paid	(2,498)		(3,519)
Benefit obligations at the end of the year	33,661		28,314
Current benefit obligation (within Other current liabilities)	4,726		3,932
Non-current benefit obligation	28,935		24,382
Benefit obligation at the end of the year	33,661		28,314
Change in plan assets
Fair value of plan assets at the beginning of the year	-		-
Employer contributions	2,498		3,519
Benefits paid	(2,498	)_	(3,519)
Plan assets at the end of the year	-		-
Unfunded status	$33,661		$28,314

SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST

Net cost for the years ended December 31, 2023, 2022, and 2021, comprises the following components (in thousands):

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Service cost	$4,979	$4,876	$4,545
Interest cost	1,522	675	482
Actuarial (gain)/loss	1,344	(1,128)	(69)
Other	-	-	-
Net cost	$7,845	$4,423	$4,958

SCHEDULE OF ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS AND NET PERIODIC BENEFIT COST

The weighted-average assumptions used to determine benefit obligations as of December 31, 2023 and 2022 are set out below:

	December 31, 2023	December 31, 2022
Discount rate	5.00%	5.00%
Rate of increase in compensation levels:	4.5-5%	4.5-5%

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2023 and 2022 are set out below:

	December 31, 2023	December 31, 2022
Discount rate	5%	2.25%
Rate of increase in compensation levels:	4.5-5%	4.5-5%

SCHEDULE OF BENEFIT OBLIGATIONS CHANGE IN ASSUMPTION

The following illustrates the sensitivity to changes in discount rate, holding all other assumptions constant, for in the Company’s benefit obligations (in thousands):

Change in assumption:	Benefit obligation at the end of the year
100 basis point decrease in discount rate	+$	2,020
100 basis point increase in discount rate	-$	(1,797)

SCHEDULE OF EXPECTED FUTURE BENEFIT PAYMENTS	The following reflect expected future benefit payments (in thousands):
Year ended
December 31, 2023
2024	$6,538
2025	$5,448
2026	$5,589
2027	$5,511
2028	$5,340
2029 through 2032	$24,630